Leases	12 Months Ended
Dec. 31, 2019
Leases
Leases

11. Leases

The Group leases various offices, factories and other assets. Lease contracts are typically within a period of 1 to 5 years.

Leases consisted of the following:

December 31,
2019
(in US$’000)
Right‑of‑use assets
Offices (note)	5,281
Factories	112
Others	123
Total right‑of‑use assets	5,516
Lease liabilities—current	3,216
Lease liabilities—non‑current	3,049
Total lease liabilities	6,265

Note: Includes (i) US$0.8 million right-of-use asset for offices in the United States of America that is leased through July 2024 in which the contract has an option to renew the lease up to an additional 3 years; and (ii) US$0.9 million right-of-use asset for corporate offices in Hong Kong that is leased through May 2021 in which the contract has a termination option with 3-months advance notice. The renewal and termination options were not recognized as part of the right-of-use assets and lease liabilities as it was uncertain that the Group will exercise such options.

Lease activities are summarized as follows:

Year Ended
December 31,
2019
(in US$’000)
Lease expenses:
Short‑term leases with lease terms equal or less than 12 months	311
Leases with lease terms greater than 12 months (note)	3,702
4,013
Sublease rental income	61
Cash paid on lease liabilities	3,886
Non‑cash: Lease liabilities recognized from obtaining right‑of‑use assets	3,197

Note: Includes US$0.3 million in accelerated amortization on right-of-use asset for retail space in the United Kingdom leased through May 2022. The Group had subleased the retail space through May 2022 to a third-party and in December 2019, the sublease was discontinued and the Group recorded accelerated amortization after determining that additional sublease rental income was uncertain.

The weighted average remaining lease term and the weighted average discount rate as at December 31, 2019 was 2.80 years and 4.10% respectively.

Future lease payments are as follows:

December 31,
2019
(in US$’000)
Lease payments:
Not later than 1 year	3,402
Between 1 to 2 years	1,302
Between 2 to 3 years	878
Between 3 to 4 years	796
Between 4 to 5 years	268
Total lease payments (note)	6,646
Less: Discount factor	(381)
Total lease liabilities	6,265

Note: Excludes future lease payments on a lease not commenced as at December 31, 2019 in the aggregate amount of US$1.2 million.